Allowances For Credit Losses And Investment in Financing Receivables (Detail) (Non Trade Receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Non Trade Receivable
Allowance for credit losses:
Beginning balance	$ 18	$ 15
Provision (benefit)	2	3
Ending balance	20	18
Ending balance collectively evaluated for impairment	20	18
Financing receivables:
Ending balance	80	141
Ending balance collectively evaluated for impairment	$ 80	$ 141